Accounting policies Accounting Policies - Consolidated statement of cash flows (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Accounting Policies Abstract [Abstract]
Interest received	€ 55,269,000,000	€ 50,685,000,000
Interest paid	€ 20,671,000,000	€ 19,927,000,000